Derivative and Hedging Activities - Summary of Amounts Recorded in AOCL and Gain (Loss) Recorded in Operations when Reclassified out of AOCL or Recognized in Earnings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 Derivative
Derivative Instruments, Gain (Loss) [Line Items]
Loss from hedged transactions no longer probable of occurring			$ 76
General and Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Operations on Derivative (Ineffective Portion)	$ 0	$ (1,706)	(78)
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCL into Operations (Effective Portion)	0	(459)	(1,169)
Not Designated as Hedging Instrument | General and Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Operations on Derivative (Ineffective Portion)	0	(18)	0
Interest Rate Swap | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in AOCL on Derivative (Effective Portion)	$ 0	$ (1,137)	$ (1,190)
Interest Rate Swap | Designated as Hedging Instrument | Accounts Payable Accruals And Other Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Number of variable rate debt obligations repaid during period | Derivative				8